(PIMCO Global Advantage Strategy Bond Portfolio - Institutional, Advisor and M Classes) | (PIMCO Global Advantage Strategy Bond Portfolio)

PIMCO Variable Insurance Trust

Supplement Dated February 4, 2013 to the

Institutional Class Prospectus and Advisor Class and Class M Prospectus, each dated April 30,

2012, as supplemented from time to time (the "Prospectuses")

Disclosure Related to the PIMCO Global Advantage® Strategy Bond Portfolio

The following changes to the Prospectuses are effective immediately.

The following disclosure is added after the second paragraph in the "Principal Investment Strategies" section in the PIMCO Global Advantage® Strategy Bond Portfolio's Portfolio Summary in the Prospectuses:

The Portfolio may invest up to 25% of its total assets in the PIMCO Cayman Japan Portfolio I Ltd., a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands (the "GA Subsidiary"). The Subsidiary is advised by PIMCO and primarily invests in Japanese government bonds, finance bills and treasury bills.

The following is added to the "Principal Risks" section in the PIMCO Global Advantage® Strategy Bond Portfolio's Portfolio Summary in the Prospectuses:

Subsidiary Risk: the risk that, by investing in the GA Subsidiary, the Portfolio is indirectly exposed to the risks associated with the GA Subsidiary's investments. The GA Subsidiary is not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of the GA Subsidiary will be achieved.